UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          10 August, 2005
--------------------           ------------          --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       29
                                           ---------------------
Form 13F Information Table Value Total:                8,689,967
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 06/30/05

                                     TITLE                   VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER              OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------        --------      -----     --------  ---------  --- ---- -------  --------  ------  -------- ------
AMAZON.COM INC                    COMMON STOCK   023135106    301865    9125291  SH       SOLE               9125291
AMERICAN EXPRESS COMPANY          COMMON STOCK   025816109    674235   12666439  SH       SOLE              12666439
AMGEN CORP                        COMMON STOCK   031162100    588401    9732074  SH       SOLE               9732074
APPLE COMPUTER INC                COMMON STOCK   037833100    397041   10786213  SH       SOLE              10786213
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103     41022     977423  SH       SOLE                977423
DELL INC                          COMMON STOCK   24702R101    515348   13043473  SH       SOLE              13043473
ELECTRONIC ARTS                   COMMON STOCK   285512109    431530    7622860  SH       SOLE               7622860
GENERAL ELECTRIC CO               COMMON STOCK   369604103    493884   14253509  SH       SOLE              14253509
GETTY IMAGES INC                  COMMON STOCK   374276103     26396     355455  SH       SOLE                355455
HOME DEPOT INC                    COMMON STOCK   437076102    502944   12929150  SH       SOLE              12929150
JOHNSON & JOHNSON                 COMMON STOCK   478160104     43524     669604  SH       SOLE                669604
KELLOGG CO                        COMMON STOCK   487836108    499260   11234470  SH       SOLE              11234470
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202    465542    6824127  SH       SOLE               6824127
MEDTRONIC INC                     COMMON STOCK   585055106     25888     499856  SH       SOLE                499856
MICROSOFT CORP                    COMMON STOCK   594918104    474932   19119637  SH       SOLE              19119637
NORTHERN TRUST CORP               COMMON STOCK   665859104     21488     471333  SH       SOLE                471333
PEPSICO INC                       COMMON STOCK   713448108    267233    4955180  SH       SOLE               4955180
PROCTER & GAMBLE CO               COMMON STOCK   742718109    501991    9516408  SH       SOLE               9516408
QUALCOMM INC                      COMMON STOCK   747525103    515344   15611762  SH       SOLE              15611762
CHARLES SCHWAB CORP NEW           COMMON STOCK   808513105    444303   39388552  SH       SOLE              39388552
STARBUCKS CORP                    COMMON STOCK   855244109      2405      46551  SH       SOLE                 46551
STATE STREET CORP                 COMMON STOCK   857477103     64376    1334220  SH       SOLE               1334220
STRYKER CORP                      COMMON STOCK   863667101      1840      38683  SH       SOLE                 38683
SYSCO CORP                        COMMON STOCK   871829107     33311     920438  SH       SOLE                920438
TARGET CORP                       COMMON STOCK   87612E106    744329   13680002  SH       SOLE              13680002
WALGREEN CO                       COMMON STOCK   931422109    152266    3310840  SH       SOLE               3310840
WHOLE FOODS MARKET INC            COMMON STOCK   966837106    203734    1722185  SH       SOLE               1722185
WILLIAMS SONOMA INC               COMMON STOCK   969904101    195641    4944185  SH       SOLE               4944185
WM WRIGLEY JR CO                  COMMON STOCK   982526105     59896     870080  SH       SOLE                870080

                                                             8689967                      No. of Other Managers   0